Employee Benefits - Equity-settled share-based payment plan (Details) - Equity-settled share-based payment plan	Dec. 31, 2025 EUR (€) shares Options
Stock options settled by 2025
Employee Benefits
Unit fair value, options	€ 3.05
Number of share options outstanding in share-based payment arrangement | Options	956,000
Stock options settled by 2027
Employee Benefits
Unit fair value, options	€ 2.85
Number of share options outstanding in share-based payment arrangement | Options	1,458,000
Restricted Stock Units Settled by 31/12/2026, One
Employee Benefits
Unit fair value, other equity instruments	€ 1.08
Number of other equity instruments outstanding in share-based payment arrangement | shares	700,000
Restricted Stock Units Settled by 31/12/2026, Two
Employee Benefits
Unit fair value, other equity instruments	€ 2.19
Number of other equity instruments outstanding in share-based payment arrangement | shares	270,000